Condensed Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 64,540	$ 417	$ 14,630
Accounts receivable	199,233	16,240
Prepaid expenses	25,327
Total current assets	289,100	16,657	14,630
Loan receivable – related party, denominated in Euros	8,632,568
Deposit paid to related party	1,524,620
Interest receivable – related party, denominated in Euros	72,146
Total assets	10,518,434	16,657	14,630
Current liabilities:
Accounts payable	1,831,931	599,716
Accrued expenses	165,400	273,754	475
Convertible notes payable and accrued interest at fair value	1,096,205
Deferred revenue	25,878	8,324
Interest payable – stockholder loan		7,897	267
Total current liabilities	4,460,835	889,691	742
Stockholder loan		488,664	35,195
Deferred liability – related party	644,994
Total liabilities	5,105,829	1,378,355	35,937
Commitments and contingencies (Note 3)
Stockholders’ equity (deficit):
Additional paid-in capital	8,235,429	50,840	18,226
Accumulated deficit	(2,822,839)	(1,412,553)	(39,562)
Total stockholders’ equity (deficit)	5,412,605	(1,361,698)	(21,307)
Total liabilities and stockholders’ equity (deficit)	10,518,434	16,657	14,630
Common Class A [Member]
Stockholders’ equity (deficit):
Common stock, value	12	12	26
Common Class B [Member]
Stockholders’ equity (deficit):
Common stock, value	3	3	3
Related Party [Member]
Current liabilities:
Contributed capital received in advance for stock payable – related party	$ 1,341,421